Basis of preparation - Schedule of discontinued operation for income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Sales revenues	$ 84,638	$ 77,884	$ 72,426
Cost of sales	(52,184)	(51,198)	(48,301)
Gross profit	32,454	26,686	24,125
Income (expenses)
Selling expenses	(3,827)	(3,614)	(2,869)
General and administrative expenses	(2,239)	(2,656)	(3,080)
Other taxes	(670)	(1,789)	(675)
Other income and expenses	(5,760)	(5,511)	(4,721)
Loss from operation	(15,666)	(16,133)	(19,822)
Income before finance income (expense), results in equity-accounted investments and income taxes	16,788	10,553	4,303
Net finance income (expense)	(6,484)	(9,719)	(7,578)
Results of equity-accounted investments	523	673	(218)
Net income before income taxes	10,827	1,507	(3,493)
Net income (loss) for the year from discontinued operations	843	359	(81)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Sales revenues	10,946	10,943	8,979
Cost of sales	(9,334)	(8,949)	(7,116)
Gross profit	1,612	1,994	1,863
Income (expenses)
Selling expenses	(804)	(924)	(1,094)
General and administrative expenses	(216)	(261)	(239)
Other taxes	(82)	(54)	(39)
Other income and expenses	133	(89)	(486)
Loss from operation	(969)	(1,328)	(1,858)
Income before finance income (expense), results in equity-accounted investments and income taxes	643	666	5
Net finance income (expense)	628	(175)	(178)
Results of equity-accounted investments		(1)
Net income before income taxes	1,271	490	(173)
Income taxes	(428)	(131)	92
Net income (loss) for the year from discontinued operations	$ 843	$ 359	$ (81)